Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2014
Derivatives and Hedging Activities [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company's derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2014	2013	2014	2013
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$3,753	$301	$45,000	$12,490
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	-	153	-	5,760
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(2,901)	(1,543)	18,424	54,000
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(1,243)	-	38,426	-
		$(391)	$(1,089)	$101,850	$72,250